Long-term debt	12 Months Ended
Mar. 31, 2018
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2017 and March 31, 2018 comprised of the following:

	As of March 31,
	2017		2018		2018
	(In millions)
Subordinated debt	Rs.	149,020.0	Rs.	231,070.0	US$	3,548.9
Others		581,969.0		701,885.6		10,780.0
Less: Debt issuance cost		(68.3)		(49.3)		(0.7)

Total	Rs.	730,920.7	Rs.	932,906.3	US$	14,328.2

The below table presents the balance of long-term debt as of March 31, 2017 and March 31, 2018 and the related contractual rates and maturity dates:

	Years ended March 31,
	2017				2018
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2018-2027	6.00% to 10.70%	Rs.	121,215.9	2019-2028	7.56% to 10.70%	Rs.	124,264.8	US$	1,908.5
Upper Tier II
Fixed rate	2018-2021	8.70% to 10.85%		27,797.7	2019-2021	8.70% to 10.85%		26,798.7		411.6
Perpetual debt	—	—		—	2023	8.85%		79,997.3		1,228.6
Others*
Variable rate—(1)	2018-2022	2.20% to 3.70%		22,013.6	2020-2022	2.68% to 3.25%		32,227.2		495.0
Variable rate—(2)	2018-2021	8.00% to 11.35%		74,677.8	2019-2023	7.64% to 10.05%		108,196.7		1,661.8
Fixed rate—(1)	2018-2027	7.07% to 10.35%		444,930.8	2019-2027	6.90% to 10.35%		561,421.6		8,622.7
Fixed rate—(2)	2018	1.62% to 4.30%		40,284.9	—	—		—		—

Total			Rs.	730,920.7			Rs.	932,906.3	US$	14,328.2

*	Variable rate (1) and fixed rate (2) represent foreign currency debt

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2018
	(In millions)
Due in the twelve months ending March 31:
2019	Rs.	172,122.8	US$	2,643.6
2020		234,215.1		3,597.2
2021		88,593.9		1,360.7
2022		33,789.7		519.0
2023		42,380.0		650.9
Thereafter		281,807.5		4,328.2

Total(1)	Rs.	852,909.0	US$	13,099.6

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 79,997.3 million (net of debt issuance cost).

During the year ended March 31, 2018 the Bank issued subordinated debt, under RBI regulatory guidelines, qualifying for Lower Tier II capital amounting to Rs. 20,000 million (previous period nil) and qualifying for Upper Tier II capital amounting to Rs. 80,000 million (previous period nil). During the year ended March 31, 2018 the Bank also raised other long-term debt amounting to Rs. 325,517.1 million (previous period Rs. 335,048.9 million).

As of March 31, 2017 and March 31, 2018, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 62,353.1 million and Rs. 32,260.9 million, respectively, and functional currency borrowings aggregating to Rs. 519,615.9 million and Rs. 669,624.7 million, respectively.